SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
(a)	Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
The accompanying consolidated financial statements include the accounts of
Melco
Resorts
and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
(b)	Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. Estimates are used for, but not limited to, inputs into the Company’s estimated allowances for deferred tax assets and credit losses, useful lives and recoverability of long-lived assets and intangible assets, inputs in calculating the fair values of share option and derivative instruments, litigation and contingency estimates. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less. Cash equivalents consist of bank time deposits placed with financial institutions with high-credit ratings and quality.

Restricted Cash
(e)	Restricted Cash
The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly represents cash deposits in (i) collateral bank accounts for bank guarantees as disclosed in Note 3; and (ii) collateral bank accounts associated with borrowings under the credit facilities as disclosed in Note 10.

Accounts Receivable and Credit Risk
(f)	Accounts Receivable and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of casino accounts receivable. The Company issues credit pursuant to gaming credit facilities entered into with casino customers following a review of their creditworthiness. Credit is/can be given to gaming promoters in the Philippines and Cyprus. These receivables can be offset against commissions payable and any other payments due by the Company to customers and gaming promoters. As of December 31, 2025 and 2024, a substantial portion of the Company’s markers issued pursuant to gaming credit facilities were due from customers residing in various countries and from licensed gaming promoters. Business and economic conditions, the legal enforceability of gaming debts, foreign currency control measures or other significant circumstances in these countries could affect the collectability of receivables from customers and gaming promoters.
Accounts receivable, including casino, hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts and reflects the net amount the Company expects to collect. The allowance for credit losses is estimated based on specific reviews of the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of customers, current business and economic conditions, and management’s expectations of future business and economic conditions.
As of December 31, 2025 and 2024, the credit risks associated with certain casino accounts receivable are mitigated because they are secured by properties with equal or greater value to the carrying amount of the related accounts receivable. Management believes that as of December 31, 2025 and 2024, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(g)	Inventories
Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in,
first-out,
weighted average and specific identification methods.

Prepaid Expenses and Other Current Assets
(h)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets represent current assets that are typically used up or expire within the normal operating cycle of the Company. The prepaid expenses as of December 31, 2025 and 2024 were $
41,619
and $59,264, respectively, and the other current assets as of December 31, 2025 and 2024 were $
40,171
and $43,257, respectively.

Property and Equipment
(i)	Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization, and accumulated impairment, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of the Company’s integrated resort facilities, direct and incremental costs related to the design and construction, including costs under construction contracts, duties and tariffs, equipment installations, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest, including amortization of deferred financing costs and the net interest of related interest rate hedging instruments designated for hedge, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activities are substantially suspended.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as integrated resort facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Land improvements	5 years
Buildings and improvements	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 19 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Gaming equipment	18 months to 5 years
During the years ended December 31, 2025, 2024 and 2023, impairments of property and equipment of $
4,073
, $3,120 and $110,033,
as part of the impairment of long-lived assets as described in Note 2(l), were recognized, respectively, and included in property charges and other in the accompanying consolidated statements of operations.

Capitalized Interest
(j)	Capitalized Interest
Interest, including amortization of deferred financing costs and the net interest of related interest rate hedging instruments designated for hedge, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activities are substantially suspended. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year.
Total interest expense incurred amounted to $
466,127
, $487,000 and $518,255, of which $
1,223
, $279 and $25,864 were capitalized during the years ended December 31, 2025, 2024 and 2023, respectively.

Goodwill and Intangible Assets
(k)	Goodwill and Intangible Assets
Goodwill represents the excess of the acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.
Intangible assets other than goodwill are amortized over their estimated useful lives unless their useful lives are determined to be indefinite in which case they are not amortized. Intangible assets are stated at cost, net of accumulated amortization, and accumulated impairment, if any. The Company’s finite-lived intangible assets consist of the Concession, the Cyprus License (as defined in Note 6), the Sri Lanka License, internal-use
software, proprietary rights and Mocha Clubs trademarks (as discussed below). Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives on a straight-line basis. Effective from June 9, 2025, the date which Melco Resorts announced the development of Mocha Clubs as disclosed in Note 1, the estimated useful lives of Mocha Clubs trademarks were changed from indefinite useful lives to finite useful lives. Accordingly, the carrying amount is amortized on a straight-line basis over the remaining period of the Concession and the projection period of Mocha Clubs’ future cash flow is also adjusted to the end of the Concession period for impairment testing. The change in estimated useful lives of Mocha Clubs trademarks had no material impact to net income for the year ended December 31, 2025.
Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of 3 to 15 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use
software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.
When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Company will first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. If the qualitative factors indicate that the carrying amount of the reporting unit is more likely than not to exceed the fair value, then a quantitative impairment test is performed. To perform a quantitative impairment test of intangible assets with indefinite lives, the Company performs an assessment that consists of a comparison of the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment is recognized in an amount equal to the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives. To perform a quantitative impairment test of goodwill, the Company performs an assessment that consists of a comparison of the carrying value of a reporting unit with its fair value. The fair value of the reporting unit is determined using income valuation approaches through the application of the discounted cash flow method. Estimating fair value of the reporting unit involves significant assumptions, including future revenue growth rates, future market conditions, gross margin, discount rate and terminal growth rate, if applicable. If the carrying value of the reporting unit exceeds its fair value, an impairment is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit.
During the year ended December 31, 2025, as a result of three Mocha Clubs ceasing operations between the period from September to December 2025 as disclosed in Note 1, the Company recognized an impairment of goodwill in relation to the Mocha and Other segment of $57,924, which was included in property charges and other in the accompanying consolidated statements of operations. The fair value of the reporting unit of Mocha and Other was estimated by using level 3 inputs based on income approach and the discount rate adopted in the income approach for the year ended December 31, 2025 was
13.2%. No impairment on goodwill and intangible assets with indefinite lives was recognized during the years ended December 31, 2024 and 2023.
As a part of the impairment of long-lived assets recognized during the years ended December 31, 2025, 2024 and 2023 as described in Note 2(l), the finite-lived intangible assets for Altira Macau as of December 31, 2025 and 2024 were fully impaired.

Impairment of Long-lived Assets (Other Than Goodwill)
(l)	Impairment of Long-lived Assets (Other Than Goodwill)
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates, future market conditions and gross margin. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model involving significant assumptions, such as discount rates. If an asset is still under development, future cash flows include remaining construction costs.
During the year ended December 31, 2023, with the market value of Altira Macau significantly decreased as a result of a change in its forecasted performance given the latest market conditions and lingering disruptions to the business caused by
COVID-19
and the Company’s earlier cessation of arrangements with gaming promoters in Macau, the Company recognized an impairment of long-lived assets in relation to Altira Macau of $207,608, which was recognized and included in property charges and other in the accompanying consolidated statements of operations. Such amount included the impairment of Altira Macau’s property and equipment of $110,033, and the full impairment of the finite-lived intangible assets, land use rights and operating lease
right-of-use
assets
for Altira Macau of $30,435, $65,172 and $1,968, respectively.
During the years ended December 31, 2025 and 2024, the performance of Altira Macau had not improved and a further impairment of long-lived assets of $
4,145
and $3,316, respectively, were recognized and included in property charges and other in the accompanying consolidated statements of operations, which included impairment of Altira Macau’s property and equipment of $
4,073
and $3,120, and the full impairment of the finite-lived intangible assets for Altira Macau of $
72
and $196, for the respective year. The fair values of the long-lived assets of Altira Macau were estimated by using level 3 inputs based on a combination of income and cost approaches and the discount rates adopted in the income approach for the years ended December 31, 2025, 2024 and 2023 were
14.0
%, 12.6% and 12.3%, respectively.

Deferred Financing Costs
(m)	Deferred Financing Costs
Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expense over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets, either current or non-current,
in
the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets.

Land Use Rights
(n)	Land Use Rights
Land use rights represent the upfront land premiums paid for the use of land held under operating leases, which are stated at cost, net of accumulated amortization, and accumulated impairment, if any. Amortization is recognized over the estimated term of the land use rights of 40 years on a straight-line basis. During the year ended December 31, 2023, land use right for Altira Macau was fully impaired, as part of the impairment of long-lived assets as described in Note 2(l). No impairment on land use rights was recognized during the years ended December 31, 2025 and 2024.

Leases
(o)	Leases
At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Finance and operating lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, the lease components and non-lease
components are accounted for separately.
During the year ended December 31, 2023, operating lease
right-of-use
assets for Altira Macau were fully impaired, as part of the impairment of long-lived assets as described in Note 2(l). No impairment on operating lease right-of-use
assets was recognized during the years ended December 31, 2025 and 2024.

Revenue Recognition
(p)	Revenue Recognition
The Company’s revenues from contracts with customers consist of casino wagers, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Gross casino revenues are measured by the aggregate net difference between gaming wins and losses. The Company accounts for its casino wagering transactions on a portfolio basis versus an individual basis as all wagers have similar characteristics. Commissions rebated to customers and gaming promoters, cash discounts and other cash incentives earned by customers are recorded as reductions of casino revenues. In addition to the wagers, casino transactions typically include performance obligations related to complimentary goods or services provided to incentivize future gaming or in exchange for incentives or points earned under the Company’s non-discretionary
incentive programs (including loyalty programs).
For casino transactions that include complimentary goods or services provided by the Company to incentivize future gaming, the Company allocates the standalone selling price of each good or service to the appropriate revenue type based on the good or service provided. Complimentary goods or services that are provided under the Company’s control and discretion and supplied by third parties are recorded as operating expenses.
The Company operates different
non-discretionary
incentive programs in certain of its properties which include loyalty programs (the “Loyalty Programs”) to encourage repeat business mainly from loyal slot machine customers and table games patrons. Customers earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. For casino transactions that include points earned under the Loyalty Programs, the Company defers a portion of the revenue by recording the estimated standalone selling prices of the earned points that are expected to be redeemed as a liability. Upon redemption of the points for Company-owned goods or services, the standalone selling price of each good or service is allocated to the appropriate revenue type based on the good or service provided. Upon the redemption of the points with third parties, the redemption amount is deducted from the liability and paid directly to the third party.
After allocating amounts to the complimentary goods or services provided and to the points earned under the Loyalty Programs, the residual amount is recorded as casino revenue when the wagers are settled.
The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for the operations of two of its externally managed hotels and concluded that it is the controlling entity and is the principal to these arrangements. For the operations of these two externally managed hotels, as the Company is the owner of the hotel properties, the hotel managers operate the respective hotels under management agreements providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotel businesses. The Company is the principal and the transactions are, therefore, recognized on a gross basis. When accounting for the operation of the Nüwa Sri Lanka, the subsidiary of Melco Resorts operates as a hotel manager under a management agreement which is not considered as the controlling entity, but an agent and the transactions are, therefore, recognized on a net basis.
The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Company are excluded from revenues. Advance deposits on rooms and convention space and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Company are allocated to each good or service based on its relative standalone selling price.
Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in other revenues and are recognized over the terms of the related agreements on a straight-line basis. Sales-type lease income is included in other revenues and is recognized on an effective interest rate basis at a constant rate of return over the term of the applicable leases using the rate implicit in the leases.
For the hotel property that the Company acts as the hotel manager but not the controlling entity, the Company has performance obligations to provide hotel management services to the owner of the hotel property, and is entitled to receive quarterly base management fees which are a percentage of the revenues of the hotel, and quarterly incentive management fees which are based on a measure of hotel profitability. These fees are variable consideration, as the transaction price is based on percentages of revenue or profit, as defined in the agreements. Base management fees are recognized over the term of the agreement as the hotel revenues occur and incentive management fees are recognized over the term of the agreement based on hotel’s financial results, provided that there is no expectation of a subsequent significant reversal due to projected future hotel performance. Both base management and incentive management fees are included in other revenues. The Company is also entitled to be reimbursed quarterly for costs incurred by the Company in providing certain administrative and support services to the hotel operation, with no added mark-up.
These reimbursements are included in other revenues and recognized over the period the cost incur.
Licensing fees income earned by the Company in granting a third party use of certain Company-owned trademarks in the branding of an integrated resort, which represent a percentage of certain revenues of the integrated resort, are included in other revenues and recognized over the term of the agreement as services are provided.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability.
The Company primarily has three types of liabilities related to contracts with customers: (1) outstanding gaming chips, which represent the amounts owed in exchange for gaming chips held by customers and gaming promoters, (2) loyalty program liabilities, which represent the deferred allocation of revenues relating to incentives earned from the Loyalty Programs, and (3) advance deposits and ticket sales, which represent casino front money deposits that are funds deposited by customers and gaming promoters before gaming play occurs and advance payments on goods and services yet to be provided such as advance ticket sales and deposits on rooms and convention space. These liabilities are generally expected to be recognized as revenues within one year of being purchased, earned or deposited and are recorded as accrued expenses and other current liabilities in the accompanying consolidated balance sheets. Decreases in these balances generally represent the recognition of revenues and increases in the balances represent additional chips held by customers and gaming promoters, increases in unredeemed incentives relating to the Loyalty Programs and additional deposits made by customers and gaming promoters.

The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding Gaming Chips		Loyalty Program Liabilities		Advance Deposits and Ticket Sales
	2025	2024	2025	2024	2025	2024
Balance at January 1	$83,414	$83,012	$39,108	$36,000	$253,338	$250,955
Balance at December 31	84,853	83,414	31,732	39,108	268,353	253,338

Increase (decrease)	$1,439	$402	$(7,376)	$3,108	$15,015	$2,383

Gaming Taxes and License Fees
(q)	Gaming Taxes and License Fees
The Company is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes and license fees (including the Cyprus License Fee (as defined in Note 6) prior to the fulfillment of certain terms under
the Cyprus License
on June 28, 2023),
totaled $2,000,194, $1,818,235 and $1,489,755 for the years ended December 31, 2025, 2024 and 2023, respectively, are mainly recognized as casino expense in the accompanying consolidated statements of operations.

Pre-opening Costs
(r)	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the years ended December 31, 2025 and 2024, the Company incurred pre-opening
costs primarily in connection with the development of the Sri Lanka Casino and other enhancement projects at City of Dreams. During the year ended December 31, 2023, the Company incurred pre-opening
costs primarily in connection with the development of Studio City Phase 2 and City of Dreams Mediterranean. The Company also incurs pre-opening
costs on other
one-off
activities related to the marketing of new facilities and operations.

Development Costs
(s)	Development Costs
Development costs include the costs associated with the Company’s evaluation and pursuit of new business opportunities, which are expensed as incurred.
Advertising and Promotional Costs
(t)	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $168,100, $165,299 and $100,245 for the years ended December 31, 2025, 2024 and 2023, respectively.

Interest Income
(u)	Interest Income
Interest income is recorded on an accrual basis at the stated interest rate and is recorded in interest income in the accompanying consolidated statements of operations.
Foreign Currency Transactions and Translations
(v)	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of Melco Resorts and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of Melco Resorts is the U.S. dollar (“$” or “US$”) and the functional currency of most of Melco Resorts’ foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive income (loss).

Accounting for Derivative Instruments and Hedging Activities
(w)	Accounting for Derivative Instruments and Hedging Activities
The Company uses derivative financial instruments such as
floating-for-fixed
interest rate swap and cross-currency swap arrangements to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the MN1 2020 Revolving Facilities as defined in Note 10 and exchange rate fluctuations for the outstanding US$ denominated 2033 MRF Senior Notes as defined in Note 10. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or comprehensive income (loss), depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. There are no credit-risk-related contingent features in our derivative agreements.
Further information on the Company’s interest rate swap and cross-currency swap arrangements is included in Note 9 and Note 10 respectively.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Losses
(x)	Comprehensive Income (Loss) and Accumulated Other Comprehensive Losses
Comprehensive income (loss) includes net income (loss) and other non-shareholder
changes in equity, or other comprehensive income (loss). Components of the Company’s comprehensive income (loss) are reported in the accompanying consolidated statements of deficit and consolidated statements of comprehensive income (loss).
As of December 31, 2025 and 2024, the Company’s accumulated other comprehensive losses consisted of the following components, net of noncontrolling interests:

	$		$
	December 31,
	2025		2024
Foreign currency translation adjustments		$(60,301)		$(92,658)
Change in fair value of interest rate swaps, net (1)		(731)		—
Other		(2,680)		(3,092)

Accumulated other comprehensive losses		$(63,712)		$(95,750)

(1)	The following table presents the net changes in accumulated other comprehensive losses associated with each year’s hedging activities from interest rate swaps designated as cash flow hedges.

	Year Ended December 31,
	2025	2024	2023
Change in fair value of interest rate swaps, net as of January 1	$—	$—	$—
Change in fair value during the year	(2,761)	—	—
Net loss reclassified from accumulated other comprehensive losses into earnings	2,030	—	—

Change in fair value of interest rate swaps, net as of December 31	$(731)	$—	$—

Share-based Compensation Expenses
(y)	Share-based Compensation Expenses
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is recognized over the vesting period of the awards on a straight-line basis. Forfeitures are recognized when they occur.
Further information on the Company’s share-based compensation arrangements is included in Note 15.

Income Tax
(z)	Income Tax
The Company is subject to income taxes in Macau, Hong Kong, the Philippines, Cyprus, Sri Lanka and other jurisdictions where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.
The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of the position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

Net Income (Loss) Attributable to Melco Resorts & Entertainment Limited Per Share
(aa)	Net Income (Loss) Attributable to Melco Resorts & Entertainment Limited Per Share
Basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income (loss) attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.

Diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income (loss) attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Weighted average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,193,982,891	1,296,361,341	1,314,605,173

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	7,902,332	3,069,573	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,201,885,223	1,299,430,914	1,314,605,173

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	12,835,178	19,537,045	26,921,336

Recent Changes in Accounting Standards
(ab)	Recent Changes in Accounting Standards
Newly Adopted Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
“Improvements to Income Tax Disclosures” which includes amendments that further enhance income tax disclosures, primarily through providing additional information in the rate reconciliation and additional disclosures about income taxes paid by jurisdiction. The Company adopted ASU
2023-09
prospectively for the year ended December 31, 2025. The adoption of this guidance did not have an effect on the Company’s financial position, results of operations and cash flows, noting the adoption resulted in additional disclosures only in the current annual period. Refer to Note 14 for the income tax disclosures.
Recent Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of

Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU
No. 2025-01,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. This guidance will be applied either prospectively or retrospectively. The Company is currently evaluating the impact that the adoption of these standards will have on the Company’s consolidated financial statements and disclosures.
In July 2025, the FASB issued ASU
2025-05,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. ASU
2025-05
provides a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets. ASU
2025-05
is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods and should be applied prospectively. Early adoption is permitted, and the Company is currently assessing the impact of adoption.
In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”, which provides guidance to clarify and modernize the accounting for costs related to internal-use software. ASU2025-06 is effective for annual reporting periods beginning after December 15, 2027, including interim reporting periods within those annual reporting periods. Early adoption is permitted, and the Company is currently assessing the impact of adoption.